UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period:  2/28/14_

Item 1. Reports to Stockholders.

FEBRUARY 28, 2014

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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INTERNATIONAL

Templeton China World Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Statements	21
		Templeton China World Fund	3	Notes to Financial Statements	25
		Performance Summary	8	Shareholder Information	35
		Your Fund’s Expenses	11
		Financial Highlights and
		Statement of Investments	13

Semiannual Report

Templeton China World Fund

Your Fund’s Goal and Main Investments: Templeton China World Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of “China companies,” as defined in the Fund’s prospectus.

This semiannual report for Templeton China World Fund covers the period ended February 28, 2014.

Economic and Market Overview

China’s economy, as measured by gross domestic product (GDP), grew 7.7% year-over-year in the fourth quarter of 2013, compared with 7.8% in the third quarter.1 Key reasons for the moderation in growth included weaker industrial output and investment spending. In contrast, domestic consumption remained a growth driver. For calendar year 2013, China’s annual GDP grew 7.7%, which matched 2012’s annual growth rate and remained stronger than the government’s 7.5% target.1 Policymakers continued their efforts to make the country’s economy more consumer driven and less reliant on exports and debt-fueled investments.

Greater China stocks, along with their emerging market peers, performed well in the period’s first half as tension surrounding Syria was defused, the U.S. Federal Reserve Board (Fed) delayed reducing its asset purchase program, and the Chinese government announced social, economic and financial reforms. In addition, the government drafted a new household registration system that could help China’s urbanization process. The government also pledged to relax controls on investment and resource pricing. Later in the period, global equity markets, including China, experienced heightened volatility as investors grew concerned about the Fed’s reduction of its monthly asset purchases beginning in January 2014, China’s moderating economic growth, sharp devaluation of several emerging market currencies and political unrest in Thailand, Turkey and Ukraine. The People’s Bank of China’s (PBOC’s) liquidity tightening measures to curb lending by banks and non-bank institutions also pressured Chinese stocks, although the PBOC provided temporary liquidity at times.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

Despite mixed economic data globally, Chinese and other emerging market stocks rallied in February as many investors believed that the recent sell-off provided buying opportunities. For the six months ended February 28, 2014, Greater China stocks, as measured by the MSCI Golden Dragon Index, generated a +5.72% total return, with all countries in the region posting positive returns.2, 3 The MSCI Hong Kong Index produced a total return of +8.17% for the six-month reporting period, compared with +5.47% for the MSCI Taiwan Index and +4.67% for the MSCI China Index.2, 3

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies, rather than sectors, while doing in-depth research to construct an action list from which we make our buy decisions. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. Our analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

Performance data represent
past performance, which does
not guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

Performance Overview

For the six months ended February 28, 2014, Templeton China World Fund –Class A delivered a +0.30% cumulative total return. In comparison, the MSCI Golden Dragon Index generated a +5.72% cumulative total return for the same period.2, 3 Also for comparison, the Standard & Poor’s®/International Finance Corporation Investable China Index, which measures Chinese stock market performance, produced a total return +7.81% for the same period.2, 4

In line with our long-term investment strategy, we are pleased with our long-term results, which you will find in the Performance Summary beginning on page 8. For example, for the 10-year period ended February 28, 2014, the Fund’s Class A shares delivered a cumulative total return of +147.62%, compared with the MSCI Golden Dragon Index’s +118.67% cumulative total return for the same period.3, 5 Please note index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research.

4 | Semiannual Report

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included ENN Energy Holdings, one of China’s leading natural gas distributors; Sinopec (China Petroleum and Chemical), one of China’s largest integrated energy companies; and TSMC (Taiwan Semiconductor Manufacturing Co.), the world’s largest independent integrated circuit foundry.

ENN Energy rose in value as many investors viewed the company as a major beneficiary of the Chinese government’s efforts to develop clean energy and reform proposals supporting ongoing urbanization and natural gas price liberalization. In our assessment, the company is well positioned to potentially benefit from China’s long-term, increasing demand for natural gas.

Sinopec benefited from China’s continued energy demand and from stronger oil prices during the period’s second half. Its plan to sell up to 30% of its oil retail unit to private investors, as part of China’s reform efforts to encourage more private investment in state-owned enterprises, also contributed to share price appreciation.

TSMC’s strong revenue and earnings growth, driven by smartphone and tablet makers’ robust demand for smaller and higher performance chips, led many investors to favor the company. News that TSMC might replace Samsung Electronics as the chip supplier for Apple’s next-generation mobile devices further boosted its share price.

We trimmed the Fund’s positions in Sinopec and TSMC to realize gains and raise cash for share redemptions during the period, as well as to seek to take advantage of opportunities we considered to be more attractively valued within our investment universe.

In contrast, key detractors from the Fund’s absolute performance included Dairy Farm International Holdings, a Hong Kong-based pan-Asian retailer whose core businesses consist of supermarkets, hypermarkets (department store and grocery market), health and beauty stores, convenience stores and home furnishing stores; CNOOC, one of China’s largest oil and gas exploration and production companies; and Great Wall Motor, one of China’s largest automobile exporters and largest pickup truck and sport utility vehicle manufacturers.

Dairy Farm International has a strong presence in fast growing Asian markets such as China, Vietnam and India. Food retailers in the region generally delivered a subdued performance for the period because of food safety scandals, notably in Taiwan, and sluggish sales growth. Concerns that rising costs could pressure margins also weighed on Dairy Farm’s share price. At period-end, we

Semiannual Report | 5

Top 10 Equity Holdings
2/28/14

Company	% of Total
Sector/Industry, Country	Net Assets
Dairy Farm International Holdings Ltd.	9.4%
Food & Staples Retailing, Hong Kong
Sinopec (China Petroleum and
Chemical Corp.), H	9.1%
Oil, Gas & Consumable Fuels, China
TSMC (Taiwan Semiconductor
Manufacturing Co. Ltd.)	6.7%
Semiconductors & Semiconductor
Equipment, Taiwan
CNOOC Ltd.	5.1%
Oil, Gas & Consumable Fuels, China
China Mobile Ltd.	4.3%
Wireless Telecommunication Services,
China
Great Wall Motor Co. Ltd., H	3.5%
Automobiles, China
China Construction Bank Corp., H	3.0%
Banks, China
PetroChina Co. Ltd., H	2.9%
Oil, Gas & Consumable Fuels, China
BOC Hong Kong (Holdings) Ltd.	2.5%
Banks, Hong Kong
Dongfeng Motor Group Co. Ltd., H	2.3%
Automobiles, China

continued to favor the company based on our long-term view that it is a potential beneficiary of Asia’s economic recovery and higher consumer demand.

CNOOC was negatively affected by weaker investor sentiment during the period’s second half resulting from worries about China’s less vigorous economic growth and tighter liquidity. Concerns that CNOOC’s output might decline because of project delays also pressured the company’s shares.

Great Wall Motor’s share price declined as weaker-than-expected operating margins led many investors to take profits resulting from the automaker’s strong share price performance in 2013. Data suggesting that China’s vehicle demand growth in 2014 would be slower than in 2013 also dampened investor sentiment.

We trimmed the Fund’s position in Dairy Farm International to reduce concentration in the Fund’s top holding and realize profits. Additionally, we trimmed the Fund’s investments in CNOOC and Great Wall Motor to realize gains and raise cash for share redemptions during the period, as well as to seek to take advantage of opportunities we considered to be more attractively valued within our investment universe.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended February 28, 2014, the U.S. dollar rose in value relative to the currencies in which the Fund’s investments were traded. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

During the six-month reporting period, our continued search for opportunities we considered to be attractively valued led us to make selective purchases in Taiwan and in China via China H and Red Chip shares.6 Key purchases included additional shares in Anhui Conch Cement, one of China’s largest cement producers; MediaTek, one of Taiwan’s leading integrated circuit design companies; and Shanghai Pharmaceuticals Holding, one of China’s top pharmaceutical manufacturers and distributors.

Conversely, share redemptions during the period led us to reduce investments in all markets represented in the Fund’s portfolio. We undertook some of the largest sales in Taiwan and in China through China H and Red Chip shares, notably in oil, gas and consumable fuels; auto component; automobile; and

6 | Semiannual Report

banking companies. In addition to the sales mentioned above, key sales also included reduction of investments in PetroChina, one of China’s largest oil and gas companies; Cheng Shin Rubber Industry, a major Taiwanese tire manufacturer; and Bank of China, a leading Chinese commercial bank.

Thank you for your continued participation in Templeton China World Fund.

We look forward to serving your future investment needs.

Mark Mobius
Executive Chairman
Templeton Emerging Markets Group

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Source: The website of the National Bureau of Statistics of the People’s Republic of China (www.stats.gov.cn).
2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
3. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.
4. Standard & Poor’s (S&P®) International Finance Corporation Investable (IFCI) China Index: Copyright © 2014, S&P
Dow Jones Indices LLC. All rights reserved. Reproduction of S&P/IFCI index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT
NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses
(including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P/IFCI index data.
5. Source: © 2014 Morningstar. As of 2/28/14, the Fund’s Class A 10-year average annual total return not including sales charges was +9.49%, compared with a 10-year average annual total return of +8.14% for the MSCI Golden
Dragon Index.
6. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most busi-
nesses in China. “Red Chip” denotes shares of Hong Kong Stock Exchange-listed companies with significant exposure to China.

Semiannual Report | 7

Performance Summary as of 2/28/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: TCWAX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		-$	1.97	$33.81	$35.78
Distributions (9/1/13–2/28/14)
Dividend Income	$0.5236
Long-Term Capital Gain	$1.6343
Total	$2.1579
Class C (Symbol: TCWCX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		-$	1.82	$33.48	$35.30
Distributions (9/1/13–2/28/14)
Dividend Income	$0.2428
Long-Term Capital Gain	$1.6343
Total	$1.8771
Class R6 (Symbol: FCWRX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		-$	2.08	$33.95	$36.03
Distributions (9/1/13–2/28/14)
Dividend Income	$0.7207
Long-Term Capital Gain	$1.6343
Total	$2.3550
Advisor Class (Symbol: TACWX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		-$	2.04	$33.97	$36.01
Distributions (9/1/13–2/28/14)
Dividend Income	$0.6469
Long-Term Capital Gain	$1.6343
Total	$2.2812

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 invest-ment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R6/Advisor Class: no sales charges.

Class A		6-Month	1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	0.30%	-9.13%	+	96.62%	+	147.62%
Average Annual Total Return[3]		-5.47%	-14.35%	+	13.13%	+	8.84%
Value of $10,000 Investment[4]		$9,453	$8,565		$18,532		$23,338
Avg. Ann. Total Return (3/31/14)[5]			-9.74%	+	11.03%	+	9.56%
Total Annual Operating Expenses[6]			1.85%
Class C		6-Month	1-Year		5-Year		10-Year
Cumulative Total Return[2]		-0.05%	-9.76%	+	89.91%	+	131.45%
Average Annual Total Return[3]		-0.99%	-10.61%	+	13.69%	+	8.75%
Value of $10,000 Investment[4]		$9,901	$8,939		$18,991		$23,145
Avg. Ann. Total Return (3/31/14)[5]			-5.81%	+	11.58%	+	9.47%
Total Annual Operating Expenses[6]			2.55%
Class R6					6-Month		Inception (5/1/13)
Cumulative Total Return[2]				+	0.55%		-5.01%
Aggregate Annual Total Return[7]				+	0.55%		-5.01%
Value of $10,000 Investment[4]					$10,055		$9,499
Aggregate Total Return (3/31/14)5, 7							-3.98%
Total Annual Operating Expenses[6]			1.39%
Advisor Class		6-Month	1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	0.46%	-8.85%	+	99.62%	+	155.55%
Average Annual Total Return[3]	+	0.46%	-8.85%	+	14.83%	+	9.84%
Value of $10,000 Investment[4]		$10,046	$9,115		$19,962		$25,555
Avg. Ann. Total Return (3/31/14)[5]			-3.91%	+	12.70%	+	10.56%
Total Annual Operating Expenses[6]			1.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

All investments involve risks, including possible loss of principal. The government’s participation in the economy is still high and, therefore, the Fund’s investments in China will be subject to larger regulatory risk levels compared to many other countries. In addition, special risks are associated with international investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors. Also, as a nondiversified fund investing in China companies, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Historically, smaller and mid-sized securities have experienced more price volatility than larger company stocks, especially over the short term. The Fund is designed for the aggressive portion of a well-diversified portfolio. It is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Aggregate total return represents the change in value of an investment for the periods indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 9/1/13	Value 2/28/14	Period* 9/1/13–2/28/14
Actual	$1,000	$1,003.00	$9.34
Hypothetical (5% return before expenses)	$1,000	$1,015.47	$9.39
Class C
Actual	$1,000	$999.50	$12.79
Hypothetical (5% return before expenses)	$1,000	$1,012.00	$12.87
Class R6
Actual	$1,000	$1,005.50	$6.96
Hypothetical (5% return before expenses)	$1,000	$1,017.85	$7.00
Advisor Class
Actual	$1,000	$1,004.60	$7.85
Hypothetical (5% return before expenses)	$1,000	$1,016.96	$7.90

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.88%; C: 2.58%; R6: 1.40%; and Advisor: 1.58%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

12 | Semiannual Report

Templeton China World Fund

Financial Highlights

	Six Months Ended
	February 28, 2014		Year Ended August 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$35.78	$34.09	$37.62	$33.89	$29.91	$34.78
Income from investment operations[a]:
Net investment income (loss)[b]	(0.06)	0.41	0.56	0.25	0.17	0.48
Net realized and unrealized gains (losses)	0.24	2.11	(3.53)	3.90	4.23	(2.04)
Total from investment operations	0.18	2.52	(2.97)	4.15	4.40	(1.56)
Less distributions from:
Net investment income	(0.52)	(0.65)	(0.25)	(0.35)	(0.42)	(0.30)
Net realized gains	(1.63)	(0.18)	(0.31)	(0.07)	—	(3.01)
Total distributions	(2.15)	(0.83)	(0.56)	(0.42)	(0.42)	(3.31)
Net asset value, end of period	$33.81	$35.78	$34.09	$37.62	$33.89	$29.91

Total return[c]	0.30%	7.22%	(7.86)%	12.22%	14.76%	(1.10)%

Ratios to average net assets[d]
Expenses	1.88%	1.85%	1.87%	1.92%	2.02%	2.04%[e]
Net investment income (loss)	(0.36)%	1.13%	1.56%	0.65%	0.54%	1.92%

Supplemental data
Net assets, end of period (000’s)	$377,029	$429,085	$482,277	$550,539	$462,960	$404,877
Portfolio turnover rate	0.34%	6.12%	7.13%	5.55%	9.94%	22.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Templeton China World Fund

Financial Highlights (continued)

	Six Months Ended
	February 28, 2014		Year Ended August 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$35.30	$33.55	$37.02	$33.39	$29.58	$34.29
Income from investment operations[a]:
Net investment income (loss)[b]	(0.19)	0.16	0.28	(0.01)	(0.05)	0.30
Net realized and unrealized gains (losses)	0.24	2.04	(3.44)	3.83	4.17	(1.98)
Total from investment operations	0.05	2.20	(3.16)	3.82	4.12	(1.68)
Less distributions from:
Net investment income	(0.24)	(0.27)	—	(0.12)	(0.31)	(0.02)
Net realized gains	(1.63)	(0.18)	(0.31)	(0.07)	—	(3.01)
Total distributions	(1.87)	(0.45)	(0.31)	(0.19)	(0.31)	(3.03)
Net asset value, end of period	$33.48	$35.30	$33.55	$37.02	$33.39	$29.58

Total return[c]	(0.05)%	6.50%	(8.51)%	11.41%	13.97%	(1.77)%

Ratios to average net assets[d]
Expenses	2.58%	2.55%	2.56%	2.62%	2.71%	2.75%[e]
Net investment income (loss)	(1.06)%	0.43%	0.87%	(0.05)%	(0.15)%	1.21%

Supplemental data
Net assets, end of period (000’s)	$108,353	$123,220	$134,050	$169,667	$153,897	$135,688
Portfolio turnover rate	0.34%	6.12%	7.13%	5.55%	9.94%	22.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton China World Fund

Financial Highlights (continued)

	Six Months Ended	Period Ended
	February 28, 2014	August 31,
Class R6	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$36.03	$38.14
Income from investment operations[b]:
Net investment income[c]	0.01	0.68
Net realized and unrealized gains (losses)	0.26	(2.79)
Total from investment operations	0.27	(2.11)
Less distributions from:
Net investment income	(0.72)	—
Net realized gains	(1.63)	—
Total distributions	(2.35)	—
Net asset value, end of period	$33.95	$36.03

Total return[d]	0.55%	(5.53)%

Ratios to average net assets[e]
Expenses	1.40%	1.39%
Net investment income	0.12%	1.59%

Supplemental data
Net assets, end of period (000’s)	$64,083	$64,078
Portfolio turnover rate	0.34%	6.12%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton China World Fund

Financial Highlights (continued)

	Six Months Ended
	February 28, 2014		Year Ended August 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$36.01	$34.33	$37.91	$34.13	$30.06	$35.03
Income from investment operations[a]:
Net investment income (loss)[b]	(0.01)	0.46	0.68	0.39	0.29	0.55
Net realized and unrealized gains (losses)	0.25	2.20	(3.58)	3.91	4.24	(2.08)
Total from investment operations	0.24	2.66	(2.90)	4.30	4.53	(1.53)
Less distributions from:
Net investment income	(0.65)	(0.80)	(0.37)	(0.45)	(0.46)	(0.43)
Net realized gains	(1.63)	(0.18)	(0.31)	(0.07)	—	(3.01)
Total distributions	(2.28)	(0.98)	(0.68)	(0.52)	(0.46)	(3.44)
Net asset value, end of period	$33.97	$36.01	$34.33	$37.91	$34.13	$30.06

Total return[c]	0.46%	7.54%	(7.57)%	12.52%	15.12%	(0.84)%

Ratios to average net assets[d]
Expenses	1.58%	1.55%	1.57%	1.62%	1.71%	1.76%[e]
Net investment income (loss)	(0.06)%	1.43%	1.86%	0.95%	0.85%	2.20%

Supplemental data
Net assets, end of period (000’s)	$207,479	$240,826	$354,249	$368,992	$330,254	$268,107
Portfolio turnover rate	0.34%	6.12%	7.13%	5.55%	9.94%	22.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton China World Fund

Statement of Investments, February 28, 2014 (unaudited)

	Country	Shares	Value
Common Stocks 100.1%
Auto Components 0.8%
Cheng Shin Rubber Industry Co. Ltd.	Taiwan	2,321,003	$6,043,002

Automobiles 8.2%
Chongqing Changan Automobile Co. Ltd., B	China	2,948,651	5,889,399
Dongfeng Motor Group Co. Ltd., H	China	13,005,478	17,596,711
Great Wall Motor Co. Ltd., H	China	5,770,345	26,322,124
Guangzhou Automobile Group Co. Ltd., H	China	1,124,493	1,047,637
Jiangling Motors Corp. Ltd., B	China	3,269,697	11,102,072
			61,957,943

Banks 9.3%
Bank of China Ltd., H	China	28,765,600	12,083,895
BOC Hong Kong (Holdings) Ltd.	Hong Kong	6,314,000	19,201,381
China Construction Bank Corp., H	China	33,680,926	23,176,143
Industrial and Commercial Bank of China Ltd., H	China	27,098,725	16,272,365
			70,733,784

Beverages 0.3%
Yantai Changyu Pioneer Wine Co. Ltd., B	China	1,051,262	2,533,194

Commercial Services & Supplies 0.1%
[a] Integrated Waste Solutions Group Holdings Ltd.	China	7,317,000	697,719

Construction Materials 5.2%
Anhui Conch Cement Co. Ltd., H	China	2,028,000	7,395,547
Asia Cement China Holdings Corp.	China	12,893,271	8,921,816
BBMG Corp., H	China	5,042,000	3,761,814
China National Building Material Co. Ltd., H	China	16,450,000	15,728,442
Huaxin Cement Co. Ltd., B	China	2,449,516	3,206,416
			39,014,035

Distributors 1.3%
Dah Chong Hong Holdings Ltd.	China	15,234,563	9,481,849

Diversified Telecommunication Services 0.5%
China Unicom (Hong Kong) Ltd.	China	2,930,168	3,904,172

Electric Utilities 2.1%
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	2,428,548	15,897,407

Electronic Equipment, Instruments & Components 2.0%
Simplo Technology Co. Ltd.	Taiwan	2,001,948	9,017,486
Synnex Technology International Corp.	Taiwan	3,549,094	6,066,627
			15,084,113

Energy Equipment & Services 0.0%†
Anhui Tianda Oil Pipe Co. Ltd., H	China	1,083,000	191,190

Semiannual Report | 17

Templeton China World Fund

Statement of Investments, February 28, 2014 (unaudited) (continued)

	Country	Shares	Value
Common Stocks (continued)
Food & Staples Retailing 13.7%
Beijing Jingkelong Co. Ltd., H	China	4,271,471	$1,227,434
China Resources Enterprise Ltd.	China	5,022,000	14,107,469
Dairy Farm International Holdings Ltd.	Hong Kong	7,781,876	71,515,440
President Chain Store Corp.	Taiwan	2,709,259	16,807,705
			103,658,048

Food Products 1.7%
[a] China Foods Ltd.	China	7,838,000	2,838,098
Shenguan Holdings Group Ltd.	China	4,632,000	1,933,880
Uni-President China Holdings Ltd.	China	6,067,400	6,067,087
Uni-President Enterprises Corp.	Taiwan	1,340,163	2,237,733
			13,076,798

Gas Utilities 1.9%
ENN Energy Holdings Ltd.	China	2,074,100	14,525,970

Health Care Providers & Services 0.7%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	2,136,100	5,546,417

Hotels, Restaurants & Leisure 1.2%
SJM Holdings Ltd.	Hong Kong	2,784,000	8,968,610

Industrial Conglomerates 2.6%
Hopewell Holdings Ltd.	Hong Kong	3,942,500	13,386,536
Shanghai Industrial Holdings Ltd.	China	1,731,253	5,900,681
			19,287,217

Insurance 1.7%
AIA Group Ltd.	Hong Kong	2,604,300	12,735,579

Internet Software & Services 2.3%
[a] Baidu Inc., ADR	China	63,200	10,802,776
[a] Sohu.com Inc.	China	81,667	6,940,878
			17,743,654

IT Services 0.7%
Travelsky Technology Ltd., H	China	4,921,941	4,947,057

Machinery 1.2%
[b] Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	China	12,379,420	9,252,183

Marine 1.5%
[a] China Shipping Container Lines Co. Ltd., H	China	12,353,000	3,072,173
[a] China Shipping Development Co. Ltd., H	China	7,774,000	5,058,850
Sinotrans Shipping Ltd.	China	9,708,500	3,240,170
			11,371,193

Metals & Mining 0.8%
Jiangxi Copper Co. Ltd., H	China	3,530,043	6,122,671

18 | Semiannual Report

Templeton China World Fund

Statement of Investments, February 28, 2014 (unaudited) (continued)

	Country	Shares	Value
Common Stocks (continued)
Multiline Retail 0.1%
Springland International Holdings Ltd.	China	2,626,500	$1,099,959

Oil, Gas & Consumable Fuels 19.0%
China Coal Energy Co. Ltd., H	China	3,912,000	2,001,268
China Petroleum and Chemical Corp., H	China	77,869,413	69,135,644
China Shenhua Energy Co. Ltd., H	China	3,894,500	10,588,881
CNOOC Ltd.	China	23,681,000	38,815,308
PetroChina Co. Ltd., H	China	20,876,403	21,951,375
[b] Yanzhou Coal Mining Co. Ltd., H	China	1,736,000	1,246,008
			143,738,484

Paper & Forest Products 1.6%
Nine Dragons Paper Holdings Ltd.	China	15,481,000	11,809,639

Pharmaceuticals 1.3%
Tong Ren Tang Technologies Co. Ltd., H	China	2,845,000	9,953,321

Real Estate Management & Development 2.1%
Agile Property Holdings Ltd.	China	5,754,800	4,901,710
Cheung Kong (Holdings) Ltd.	Hong Kong	323,690	5,071,994
Soho China Ltd.	China	7,703,645	5,817,143
			15,790,847

Semiconductors & Semiconductor Equipment 8.2%
MediaTek Inc.	Taiwan	751,138	11,030,109
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	14,362,330	51,185,706
			62,215,815

Technology Hardware, Storage & Peripherals 0.4%
Asustek Computer Inc.	Taiwan	331,484	3,188,608

Textiles, Apparel & Luxury Goods 1.5%
Anta Sports Products Ltd.	China	7,302,855	11,292,493

Transportation Infrastructure 1.8%
COSCO Pacific Ltd.	China	8,528,944	11,429,955
Sichuan Expressway Co. Ltd., H	China	7,418,000	2,045,580
			13,475,535

Wireless Telecommunication Services 4.3%
China Mobile Ltd.	China	3,407,770	32,385,320

Total Common Stocks (Cost $429,411,948)			757,723,826

Semiannual Report | 19

Templeton China World Fund

Statement of Investments, February 28, 2014 (unaudited) (continued)

	Country	Shares	Value
Short Term Investments 0.5%
Money Market Funds (Cost $793,251) 0.1%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	United States	793,251	$793,251

[d] Investments from Cash Collateral Received for Loaned Securities
(Cost $3,146,900) 0.4%
Money Market Funds 0.4%
[e] BNY Mellon Overnight Government Fund, 0.032%	United States	3,146,900	3,146,900

Total Investments (Cost $433,352,099) 100.6%			761,663,977
Other Assets, less Liabilities (0.6)%			(4,720,504)

Net Assets 100.0%			$756,943,473

See Abbreviations on page 34.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is on loan at February 28, 2014. See Note 1(c).
cSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
dSee Note 1(c) regarding securities on loan.
eThe rate shown is the annualized seven-day yield at period end.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton China World Fund

Financial Statements

Statement of Assets and Liabilities
February 28, 2014 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$432,558,848
Cost - Sweep Money Fund (Note 7)	793,251
Total cost of investments	$433,352,099
Value - Unaffiliated issuers	$760,870,726
Value - Sweep Money Fund (Note 7)	793,251
Total value of investments (includes securities loaned in the amount of $2,914,667)	761,663,977
Receivables:
Investment securities sold	2,967,270
Capital shares sold	856,239
Dividends	41,812
Other assets	546
Total assets	765,529,844
Liabilities:
Payables:
Capital shares redeemed	3,908,360
Management fees	818,639
Distribution fees	169,439
Transfer agent fees	218,264
Trustees’ fees and expenses	3,141
Payable upon return of securities loaned	3,146,900
Accrued expenses and other liabilities	321,628
Total liabilities	8,586,371
Net assets, at value	$756,943,473
Net assets consist of:
Paid-in capital	$404,461,336
Distributions in excess of net investment income	(4,168,363)
Net unrealized appreciation (depreciation)	328,311,981
Accumulated net realized gain (loss)	28,338,519
Net assets, at value	$756,943,473

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Templeton China World Fund

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
February 28, 2014 (unaudited)

Class A:
Net assets, at value	$377,028,750
Shares outstanding	11,151,796
Net asset value per share[a]	$33.81
Maximum offering price per share (net asset value per share ÷ 94.25%)	$35.87
Class C:
Net assets, at value	$108,352,677
Shares outstanding	3,236,132
Net asset value and maximum offering price per share[a]	$33.48
Class R6:
Net assets, at value	$64,083,133
Shares outstanding	1,887,348
Net asset value and maximum offering price per share	$33.95
Advisor Class:
Net assets, at value	$207,478,913
Shares outstanding	6,107,254
Net asset value and maximum offering price per share	$33.97

[a] Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton China World Fund

Financial Statements (continued)

Statement of Operations
for the six months ended February 28, 2014 (unaudited)

Investment income:
Dividends (net of foreign taxes of $435,379)	$6,288,246
Income from securities loaned	202,121
Total investment income	6,490,367
Expenses:
Management fees (Note 3a)	5,596,394
Distribution fees: (Note 3c)
Class A	641,018
Class C	608,014
Transfer agent fees: (Note 3e)
Class A	379,637
Class C	108,539
Class R6	36
Advisor Class	214,710
Custodian fees (Note 4)	142,523
Reports to shareholders	77,715
Registration and filing fees	77,373
Professional fees	34,079
Trustees’ fees and expenses	42,219
Other	13,197
Total expenses	7,935,454
Net investment income (loss)	(1,445,087)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	37,288,786
Foreign currency transactions	(5,777)
Net realized gain (loss)	37,283,009
Net change in unrealized appreciation (depreciation) on:
Investments	(30,832,193)
Translation of other assets and liabilities denominated in foreign currencies	(3,781)
Net change in unrealized appreciation (depreciation)	(30,835,974)
Net realized and unrealized gain (loss)	6,447,035
Net increase (decrease) in net assets resulting from operations	$5,001,948

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Templeton China World Fund

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2014	Year Ended
	(unaudited)	August 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,445,087)	$11,466,810
Net realized gain (loss) from investments and foreign currency transactions	37,283,009	45,503,235
Net change in unrealized appreciation (depreciation) on investments and translation of
other assets and liabilities denominated in foreign currencies	(30,835,974)	11,980,378
Net increase (decrease) in net assets resulting from operations	5,001,948	68,950,423
Distributions to shareholders from:
Net investment income:
Class A	(6,068,480)	(8,755,208)
Class C	(806,099)	(1,024,682)
Class R6	(1,298,470)	—
Advisor Class	(4,264,360)	(7,477,886)
Net realized gains:
Class A	(18,942,902)	(2,439,553)
Class B	—	(6,145)
Class C	(5,434,403)	(678,687)
Class R6	(2,944,484)	—
Advisor Class	(10,773,293)	(1,696,402)
Total distributions to shareholders	(50,532,491)	(22,078,563)
Capital share transactions: (Note 2)
Class A	(29,646,338)	(74,604,872)
Class B	—	(2,355,970)
Class C	(9,024,139)	(17,659,321)
Class R6	3,954,086	68,066,473
Advisor Class	(20,019,366)	(135,765,938)
Total capital share transactions	(54,735,757)	(162,319,628)
Net increase (decrease) in net assets	(100,266,300)	(115,447,768)
Net assets:
Beginning of period	857,209,773	972,657,541
End of period	$756,943,473	$857,209,773
Undistributed net investment income (distributions in excess of net investment income)
included in net assets:
End of period	$(4,168,363)	$9,714,133

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton China World Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may

Semiannual Report | 25

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

26 | Semiannual Report

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statement of Investments. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2014, and for all open tax years, the Fund has

Semiannual Report | 27

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income and Deferred Taxes (continued)

determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Shares	Amount	Shares	Amount
ass A Shares:
Shares sold	935,925	$34,332,757	3,476,887	$133,463,199
Shares issued in reinvestment of
distributions	677,381	23,803,187	275,173	10,638,180
Shares redeemed	(2,454,369)	(87,782,282)	(5,906,491)	(218,706,251)
Net increase (decrease)	(841,063)	$(29,646,338)	(2,154,431)	$(74,604,872)
ass B Shares[a]:
Shares sold			252	$9,134
Shares issued in reinvestment of
distributions			129	5,032
Shares redeemed			(61,913)	(2,370,136)
Net increase (decrease)			(61,532)	$(2,355,970)
ass C Shares:
Shares sold	212,423	$7,657,974	846,257	$31,873,403
Shares issued in reinvestment of
distributions	144,885	5,049,233	36,929	1,415,482
Shares redeemed	(611,444)	(21,731,346)	(1,388,071)	(50,948,206)
Net increase (decrease)	(254,136)	$(9,024,139)	(504,885)	$(17,659,321)
ass R6 Shares[b]:
Shares sold[c]	32,200	$1,191,813	1,958,459	$74,695,642
Shares issued in reinvestment of
distributions	120,333	4,242,954	—	—
Shares redeemed	(43,765)	(1,480,681)	(179,879)	(6,629,169)
Net increase (decrease)	108,768	$3,954,086	1,778,580	$68,066,473
Advisor Class Shares:
Shares sold	536,937	$19,530,648	2,302,198	$87,836,473
Shares issued in reinvestment of
distributions	284,001	10,022,406	155,202	6,024,932
Shares redeemed[c]	(1,402,074)	(49,572,420)	(6,088,349)	(229,627,343)
Net increase (decrease)	(581,136)	$(20,019,366)	(3,630,949)	$(135,765,938)

aEffective March 22, 2013, all Class B shares were converted to Class A.
bFor the period May 1, 2013 (effective date) to August 31, 2013.
cEffective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6.

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Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.300%	Up to and including $1 billion
1.250%	Over $1 billion, up to and including $5 billion
1.200%	Over $5 billion, up to and including $10 billion
1.150%	Over $10 billion, up to and including $15 billion
1.100%	Over $15 billion, up to and including $20 billion
1.050%	In excess of $20 billion

b. Administrative Fees

Under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund’s average weekly net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

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Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$53,419

CDSC retained	$22,162

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 28, 2014, the Fund paid transfer agent fees of $702,922, of which $329,754 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2014. There were no expenses waived during the period ended February 28, 2014.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2014, there were no credits earned.

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Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

At February 28, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$435,685,770

Unrealized appreciation	$371,724,330
Unrealized depreciation	(45,746,123)
Net unrealized appreciation (depreciation)	$325,978,207

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2014, aggregated $2,882,993 and $107,315,285, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in securities of “China companies” may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People’s Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

32 | Semiannual Report

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

9. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended February 28, 2014, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a]:	$757,723,826	$—	$—	$757,723,826
Short Term Investments	793,251	3,146,900	—	3,940,151
Total Investments in Securities	$758,517,077	$3,146,900	$—	$761,663,977

[a]For detailed categories, see the accompanying Statement of Investments.

Semiannual Report | 33

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. SUBSEQUENT EVENTS

The Fund evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosures.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

34 | Semiannual Report

Templeton China World Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 35

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Semiannual Report and Shareholder Letter
Templeton China
World Fund

Investment Manager
Templeton Asset Management Ltd.
Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com
Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus.
Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing.
A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
© 2014 Franklin Templeton Investments. All rights reserved.	188 S 04/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.  N/A

Item 6. Schedule of Investments.  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

By /s/ MARK H. OTANI

      Mark H. Otani

      Chief Financial Officer and Chief Accounting Officer

Date  April 25, 2014